LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Schedule of Claims Duration (Details)	Dec. 31, 2025
Property
Claims Development [Line Items]
Year 1	88.00%
Year 2	11.20%
Year 3	0.40%
Year 4	0.20%
Year 5	0.10%
Year 6	0.10%
Year 7	0.00%
Year 8	0.00%
Year 9	0.00%
Year 10	0.00%
Casualty
Claims Development [Line Items]
Year 1	21.20%
Year 2	22.20%
Year 3	13.80%
Year 4	11.20%
Year 5	8.20%
Year 6	4.80%
Year 7	2.60%
Year 8	1.90%
Year 9	1.20%
Year 10	0.80%
Specialty
Claims Development [Line Items]
Year 1	33.50%
Year 2	24.50%
Year 3	13.80%
Year 4	11.10%
Year 5	5.90%
Year 6	2.90%
Year 7	1.80%
Year 8	1.60%
Year 9	1.00%
Year 10	0.70%
Run-off and Other
Claims Development [Line Items]
Year 1	42.30%
Year 2	19.20%
Year 3	13.50%
Year 4	8.80%
Year 5	5.70%
Year 6	3.70%
Year 7	2.40%
Year 8	1.60%
Year 9	1.00%
Year 10	0.70%